Goodwill, Intangible and Long-Lived Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended														12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Dec. 31, 2011 Acquisition of Leigh Paints [Member]	Dec. 31, 2011 Acquisition of Leigh Paints [Member] Maximum [Member] Y	Dec. 31, 2011 Acquisition of Leigh Paints [Member] Minimum [Member] Y	Dec. 31, 2010 Acquisitions of Sayerlack, Acroma and Pinturas Condor [Member]	Dec. 31, 2010 Acquisitions of Acroma and Pinturas Condor [Member] Maximum [Member] Y	Dec. 31, 2010 Acquisitions of Acroma and Pinturas Condor [Member] Minimum [Member] Y	Dec. 31, 2009 Acquisition of Altax [Member]	Dec. 31, 2011 Customer Relationships [Member] Acquisition of Leigh Paints [Member]	Dec. 31, 2010 Customer Relationships [Member] Acquisitions of Sayerlack, Acroma and Pinturas Condor [Member]	Dec. 31, 2009 Customer Relationships [Member] Acquisition of Altax [Member] Y	Dec. 31, 2009 Intellectual Property [Member] Acquisition of Altax [Member] Y	Sep. 30, 2011 Paint Stores Group [Member]	Sep. 30, 2010 Paint Stores Group [Member]	Sep. 30, 2009 Paint Stores Group [Member]	Dec. 31, 2011 Consumer Group [Member]	Dec. 31, 2009 Consumer Group [Member]	Sep. 30, 2009 Consumer Group [Member]	Dec. 31, 2011 Global Finishes Group [Member]	Dec. 31, 2010 Global Finishes Group [Member]	Sep. 30, 2011 Global Finishes Group [Member]	Sep. 30, 2009 Global Finishes Group [Member]	Sep. 30, 2009 Latin America Coatings Group [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill Recognized	$ 5,039	$ 79,909	$ 4,147		$ 5,039			$ 79,909			$ 4,147									$ 4,147		$ 5,039	$ 70,594
Acquisition Value of Acquired Technology					4,794
Trademark					2,125			18,007			3,211
Other Intangible assets											2,643
Customer Relationships											1,572	1,918	35,886
Intellectual Property			1,071
Weighted Average useful life of finite lived intangible assets						10	5		19	15				10	8
Reduction in carrying value of finite lived intangible assets		4,364
Reduction in carrying value of property plant and equipment		2,177
Trademark impairments				14,144												4,669	120	10,998			86			823	1,860	1,200
Goodwill Impairment Loss	8,904																		8,113			791
Additional Goodwill Intangible and Long Lived Assets (Textual) [Abstract]
Amortization of finite lived Intangible assets for the year 2012	30,192
Amortization of finite lived Intangible assets for the year 2013	28,118
Amortization of finite lived Intangible assets for the year 2014	23,093
Amortization of finite lived Intangible assets for the year 2015	19,341
Amortization of finite lived Intangible assets for the year 2016	$ 15,258